Sales - Trade receivables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Proceeds from the sale of receivables	€ 110
Spain, operating segment [member]
Disclosure of operating segments [line items]
Installment term			24 months
Proceeds from the sale of receivables	€ 40	€ 84	€ 185